Cover	May 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	RING ENERGY, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36057
Entity Tax Identification Number	90-0406406
Entity Address, Address Line One	1725 Hughes Landing Blvd
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	397-3699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	REI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001384195
Current Fiscal Year End Date	--12-31